INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net (Loss) Income before Income Tax Expense (Benefit)

The net (loss) income before income tax expense (benefit) consists of the following:

	For the year ended December 31,
	2013	2012	2011
In millions
U.S.	$(126.5)	$(117.1)	$(113.1)
Foreign	115.2	243.4	(405.1)

Total	$(11.3)	$126.3	$(518.2)

Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
In millions
Year ended December 31, 2013:
U.S. Federal	$1.6	$15.2	$16.8
U.S. State	1.3	(0.1)	1.2
Foreign	17.8	8.2	26.0

Total	$20.7	$23.3	$44.0

Year ended December 31, 2012:
U.S. Federal	$(1.9)	$—	$(1.9)
Foreign	22.1	(16.6)	5.5

Total	$20.2	$(16.6)	$3.6

Year ended December 31, 2011:
U.S. Federal	$2.9	$—	$2.9
Foreign	12.4	22.1	34.5

Total	$15.3	$22.1	$37.4

Schedule of Effective Income Tax Rate

Income tax expense (benefit) for 2011 and 2012 differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to (loss) income before income taxes and noncontrolling interests.

	For the year ended December 31,
	2013	2012	2011
Income tax at statutory rate	(17.0)%	35.0%	(35.0)%
Increase (reduction) in income taxes:
Effect of international operations (1)	377.4	(18.4)	5.5
Foreign incentives	(19.5)	(3.5)	(1.3)
Foreign repatriation	—	—	2.6
Tax authority positions, net	—	(3.1)	—
Valuation allowance	48.2	(6.7)	35.9
Other, net	0.3	(0.4)	(0.5)

Effective tax expense rate	389.4%	2.9%	7.2%

(1)	The Company determines the adjustment for taxes on international operations based on the difference between the statutory tax rate applicable to earnings in each foreign jurisdiction and the enacted rate of 17%, 35% and 35% at December 31, 2013, 2012 and 2011, respectively.

Reconciliation of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	For the year ended December 31,
	2013	2012
In millions
Beginning of year	$1.6	$5.2
Additions based on tax positions related to the current year	—	—
Reductions for tax positions of prior years	(0.2)	(3.6)

End of year	$1.4	$1.6

Schedule of Deferred Tax Assets and Liabilities

The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
	2013	2012
In millions
Deferred tax assets:
Inventories	$5.7	$6.7
Restructuring liabilities	10.3	26.1
Expense accruals	18.8	16.5
Property, plant and equipment	104.2	92.2
Pension, medical and other employee benefits	15.3	23.8
Net operating loss carryforwards	19.7	63.4
Foreign tax credits	73.6	25.6
Other	12.8	23.2

Total deferred tax assets	260.4	277.5
Valuation allowance	(224.8)	(240.9)

Net deferred tax assets	35.6	36.6

Deferred tax liabilities:
Pension	(6.6)	—
Other	(7.5)	(4.0)

Total deferred tax liabilities	(14.1)	(4.0)

Net deferred tax assets	$21.5	$32.6

Our deferred tax assets and liabilities, netted by taxing location, are in the following captions in the combined balance sheet:

	As of December 31,
	2013	2012
In millions
Current deferred tax assets, net (recorded in deferred tax asset and accrued liabilities)	$5.9	$12.4
Non-current deferred tax assets, net (recorded in other assets and other liabilities)	15.6	20.2

Total	$21.5	$32.6